The Growth Fund of America®
Investment portfolio
November 30, 2024
unaudited

Common stocks 96.00% Information technology 25.08%	Shares	Value (000)
Microsoft Corp.	35,195,458	$14,903,869
NVIDIA Corp.	86,020,825	11,892,379
Broadcom, Inc.	53,988,987	8,750,535
Apple, Inc.	28,645,647	6,798,471
Taiwan Semiconductor Manufacturing Co., Ltd.	113,914,468	3,498,159
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,962,705	731,753
Salesforce, Inc.	11,744,919	3,875,706
Shopify, Inc., Class A, subordinate voting shares[1]	30,279,140	3,500,269
MicroStrategy, Inc., Class A1	6,776,528	2,625,701
Cloudflare, Inc., Class A1	19,520,442	1,948,726
ASML Holding NV	1,850,702	1,273,751
ASML Holding NV (ADR)	932,444	640,225
Synopsys, Inc.[1]	2,971,374	1,659,483
Motorola Solutions, Inc.	3,254,111	1,626,079
Constellation Software, Inc.	342,248	1,157,202
Applied Materials, Inc.	6,135,618	1,071,954
SAP SE	3,995,662	951,027
ServiceNow, Inc.[1]	807,935	847,879
Micron Technology, Inc.	8,016,484	785,215
Atlassian Corp., Class A1	2,732,388	720,203
Texas Instruments, Inc.	3,439,536	691,450
Intel Corp.	21,662,710	520,988
Dell Technologies, Inc., Class C	4,060,926	518,133
Unity Software, Inc.[1]	19,356,434	466,684
Arista Networks, Inc.[1]	1,020,083	413,970
Oracle Corp.	2,145,128	396,505
Adobe, Inc.[1]	691,632	356,834
AppLovin Corp., Class A1	1,041,000	350,557
Palo Alto Networks, Inc.[1]	900,260	349,139
DocuSign, Inc.[1]	3,215,944	256,278
Lam Research Corp.	3,280,578	242,369
KLA Corp.	358,082	231,690
Intuit, Inc.	356,803	228,971
Aurora Innovation, Inc., Class A1	34,242,700	221,550
Accenture PLC, Class A	564,711	204,634
Roper Technologies, Inc.	343,482	194,562
QUALCOMM, Inc.	1,168,461	185,236
Advanced Micro Devices, Inc.[1]	1,350,000	185,186
NICE, Ltd. (ADR)[1]	942,385	171,929
Fair Isaac Corp.[1]	67,175	159,543
Flex, Ltd.[1]	3,160,876	123,179
MongoDB, Inc., Class A1	368,514	118,842
RingCentral, Inc., Class A1	2,998,917	112,849
Datadog, Inc., Class A1	716,174	109,396
First Solar, Inc.[1]	540,682	107,742
Palantir Technologies Inc., Class A1	1,544,000	103,571
The Growth Fund of America — Page 1 of 12

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
ASM International NV	185,049	$100,118
SK hynix, Inc.	706,238	81,805
ANSYS, Inc.[1]	229,343	80,522
Monolithic Power Systems, Inc.	141,760	80,469
MKS Instruments, Inc.	485,952	55,224
Fabrinet, non-registered shares[1]	209,046	49,038
Seagate Technology Holdings PLC	400,011	40,533
Stripe, Inc., Class B1,2,3	1,153,942	31,745
Coherent Corp.[1]	231,806	23,218
		76,823,045
Consumer discretionary 16.21%
Amazon.com, Inc.[1]	58,404,797	12,141,773
Tesla, Inc.[1]	22,182,375	7,656,469
Royal Caribbean Cruises, Ltd.[4]	23,586,811	5,756,597
DoorDash, Inc., Class A1	11,849,875	2,138,665
Flutter Entertainment PLC[1]	7,730,456	2,136,080
MercadoLibre, Inc.[1]	729,727	1,448,632
Chipotle Mexican Grill, Inc.[1]	22,749,790	1,399,567
Booking Holdings, Inc.	250,811	1,304,714
Home Depot, Inc.	2,787,900	1,196,372
Las Vegas Sands Corp.	21,370,846	1,133,937
D.R. Horton, Inc.	6,716,507	1,133,612
Floor & Decor Holdings, Inc., Class A1,4	9,522,151	1,068,481
NVR, Inc.[1]	105,545	974,769
Airbnb, Inc., Class A1	7,113,102	968,164
Burlington Stores, Inc.[1]	2,315,204	652,610
General Motors Co.	11,154,593	620,084
Hilton Worldwide Holdings, Inc.	2,445,189	619,709
Hermès International	279,536	610,756
Starbucks Corp.	5,797,652	594,027
Tractor Supply Co.	1,993,321	565,445
Coupang, Inc., Class A1	21,473,603	544,571
Caesars Entertainment, Inc.[1,4]	12,859,626	494,967
LVMH Moët Hennessy-Louis Vuitton SE	792,055	494,188
NIKE, Inc., Class B	4,950,990	389,989
Lennar Corp., Class A	2,152,408	375,358
Wayfair, Inc., Class A1	7,666,564	354,502
Norwegian Cruise Line Holdings, Ltd.[1]	10,439,858	280,728
Polaris, Inc.[4]	3,844,398	265,263
MGM Resorts International[1]	6,455,000	247,485
lululemon athletica, Inc.[1]	765,006	245,307
TJX Companies, Inc. (The)	1,880,530	236,364
Toll Brothers, Inc.	1,299,194	214,588
Ulta Beauty, Inc.[1]	500,000	193,320
Amadeus IT Group SA, Class A, non-registered shares	2,608,871	183,189
DraftKings, Inc., Class A1	3,443,526	150,310
Service Corp. International	1,624,261	143,893
Ferrari NV (EUR denominated)	297,675	129,939
Aramark	2,912,703	118,518
Evolution AB	1,325,281	115,976
Marriott International, Inc., Class A	304,782	88,109
TopBuild Corp.[1]	220,636	86,189
McDonald’s Corp.	258,146	76,414
The Growth Fund of America — Page 2 of 12

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
YUM! Brands, Inc.	476,647	$66,225
Viking Holdings, Ltd.[1]	714,549	33,191
		49,649,046
Communication services 13.16%
Meta Platforms, Inc., Class A	28,681,492	16,472,355
Alphabet, Inc., Class C	36,789,462	6,272,236
Alphabet, Inc., Class A	36,511,134	6,168,556
Netflix, Inc.[1]	7,896,533	7,002,724
Charter Communications, Inc., Class A1	3,469,450	1,377,250
Tencent Holdings, Ltd.	14,316,500	736,215
Snap, Inc., Class A, nonvoting shares[1]	58,899,824	695,607
Take-Two Interactive Software, Inc.[1]	3,211,569	604,995
Verizon Communications, Inc.	9,771,108	433,251
T-Mobile US, Inc.	965,988	238,541
Comcast Corp., Class A	1,920,177	82,933
Frontier Communications Parent, Inc.[1]	1,944,590	67,691
Live Nation Entertainment, Inc.[1]	479,505	66,292
Spotify Technology SA1	138,264	65,946
Epic Games, Inc.[1,2,3]	84,249	50,549
		40,335,141
Industrials 12.62%
Uber Technologies, Inc.[1]	61,789,450	4,446,369
Boeing Co. (The)[1]	23,251,968	3,614,286
TransDigm Group, Inc.	2,711,650	3,397,616
General Electric Co.	18,146,942	3,305,647
Caterpillar, Inc.	5,788,015	2,350,571
Carrier Global Corp.	28,392,997	2,196,766
GE Vernova, Inc.[1]	5,497,385	1,836,786
Ingersoll-Rand, Inc.	15,143,539	1,577,503
United Airlines Holdings, Inc.[1]	15,028,152	1,455,176
United Rentals, Inc.	1,270,585	1,100,327
XPO, Inc.[1,4]	6,906,173	1,052,570
Axon Enterprise, Inc.[1]	1,343,759	869,358
Republic Services, Inc.	3,970,237	866,703
Safran SA	3,657,775	853,439
Delta Air Lines, Inc.	13,325,778	850,451
Airbus SE, non-registered shares	5,340,993	835,458
Eaton Corp. PLC	2,035,508	764,170
Recruit Holdings Co., Ltd.	9,427,700	656,397
Union Pacific Corp.	2,655,860	649,783
HEICO Corp.	1,783,237	487,483
HEICO Corp., Class A	303,660	64,112
Dayforce, Inc.[1]	6,364,176	509,070
Ryanair Holdings PLC (ADR)	10,869,727	478,703
Ryanair Holdings PLC	315,525	6,216
Old Dominion Freight Line, Inc.	1,833,856	412,874
FTAI Aviation, Ltd.	2,437,145	411,439
Southwest Airlines Co.	12,468,249	403,473
APi Group Corp.[1]	8,702,223	328,770
Equifax, Inc.	1,178,599	308,274
Automatic Data Processing, Inc.	950,000	291,584
Waste Management, Inc.	1,146,140	261,572
Quanta Services, Inc.	744,204	256,393
The Growth Fund of America — Page 3 of 12

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Lockheed Martin Corp.	465,682	$246,537
Copart, Inc.[1]	3,807,889	241,382
Saia, Inc.[1]	401,500	228,486
Generac Holdings, Inc.[1]	942,790	177,433
Bombardier, Inc., Class B1	2,370,752	163,852
FedEx Corp.	470,123	142,292
Paylocity Holding Corp.[1]	655,674	136,079
RTX Corp.	1,046,024	127,437
WillScot Holdings Corp., Class A1	3,032,491	115,962
GFL Environmental, Inc., subordinate voting shares	2,177,944	102,581
Comfort Systems USA, Inc.	71,735	35,385
Tetra Tech, Inc.	807,550	33,521
Canadian Pacific Kansas City, Ltd.	222,244	17,022
Einride AB1,2,3	267,404	2,447
		38,669,755
Health care 12.44%
Eli Lilly and Co.	8,015,476	6,375,109
UnitedHealth Group, Inc.	8,521,858	5,200,038
Vertex Pharmaceuticals, Inc.[1]	9,151,696	4,284,183
Alnylam Pharmaceuticals, Inc.[1,4]	10,568,306	2,674,521
Intuitive Surgical, Inc.[1]	4,765,008	2,582,634
Thermo Fisher Scientific, Inc.	3,533,712	1,871,560
Boston Scientific Corp.[1]	16,990,239	1,540,335
Regeneron Pharmaceuticals, Inc.[1]	1,859,640	1,395,139
Novo Nordisk AS, Class B	10,844,286	1,158,919
GE HealthCare Technologies, Inc.	13,613,351	1,132,903
Illumina, Inc.[1]	6,456,416	930,692
Abbott Laboratories	6,722,769	798,463
Stryker Corp.	2,001,576	784,918
HCA Healthcare, Inc.	2,222,381	727,208
Amgen, Inc.	2,293,517	648,767
Exact Sciences Corp.[1,4]	9,650,591	599,109
Danaher Corp.	2,107,433	505,131
BioMarin Pharmaceutical, Inc.[1]	6,405,939	422,984
Sarepta Therapeutics, Inc.[1]	3,155,214	420,716
Zoetis, Inc., Class A	2,286,789	400,760
Molina Healthcare, Inc.[1]	1,238,739	369,020
Insmed, Inc.[1]	4,475,391	336,370
Merck & Co., Inc.	2,389,435	242,862
EssilorLuxottica SA	995,000	241,960
Centene Corp.[1]	4,004,624	240,277
Veeva Systems, Inc., Class A1	876,187	199,639
AbbVie, Inc.	1,056,908	193,340
Insulet Corp.[1]	658,183	175,590
Align Technology, Inc.[1]	739,549	172,145
Mettler-Toledo International, Inc.[1]	124,307	155,533
Johnson & Johnson	991,920	153,758
Ascendis Pharma AS (ADR)[1]	1,063,909	144,777
Masimo Corp.[1]	822,322	141,883
Vaxcyte, Inc.[1]	1,302,372	122,866
CVS Health Corp.	1,669,728	99,933
DexCom, Inc.[1]	1,231,856	96,072
IQVIA Holdings, Inc.[1]	474,437	95,286
Daiichi Sankyo Co., Ltd.	2,839,000	90,336
The Growth Fund of America — Page 4 of 12

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Ionis Pharmaceuticals, Inc.[1]	2,405,080	$85,934
Verily Life Sciences, LLC[1,2,3]	673,374	70,327
NovoCure, Ltd.[1]	3,302,638	66,185
Guardant Health, Inc.[1]	1,559,981	55,551
CRISPR Therapeutics AG1,5	959,033	49,074
QIAGEN NV1	1,015,017	44,082
Biohaven, Ltd.[1]	271,571	12,495
agilon health, Inc.[1]	1,639,529	3,427
		38,112,811
Financials 9.90%
Mastercard, Inc., Class A	7,457,701	3,974,507
KKR & Co., Inc.	19,220,550	3,130,451
Visa, Inc., Class A	8,534,876	2,689,169
Progressive Corp.	7,469,184	2,008,314
Affirm Holdings, Inc., Class A1	23,113,158	1,618,152
Blackstone, Inc.	6,398,927	1,222,771
BlackRock, Inc.	1,135,877	1,161,775
Apollo Asset Management, Inc.	6,584,242	1,152,440
Wells Fargo & Co.	14,141,932	1,077,191
Toast, Inc., Class A1	22,903,250	997,207
Bank of America Corp.	20,196,721	959,546
PayPal Holdings, Inc.[1]	9,493,865	823,783
Goldman Sachs Group, Inc.	1,171,923	713,197
Brookfield Corp., Class A	10,062,649	617,746
Discover Financial Services	3,296,863	601,447
Blue Owl Capital, Inc., Class A	24,563,302	582,887
JPMorgan Chase & Co.	2,087,518	521,295
Ares Management Corp., Class A	2,922,944	516,572
Morgan Stanley	3,697,932	486,685
East West Bancorp, Inc.	4,208,670	461,607
Ryan Specialty Holdings, Inc., Class A	5,627,421	424,308
Marsh & McLennan Companies, Inc.	1,648,636	384,511
Truist Financial Corp.	7,518,797	358,496
First Citizens BancShares, Inc., Class A	141,467	324,667
AIA Group, Ltd.	39,893,486	300,089
UBS Group AG	9,277,618	299,497
American Express Co.	919,028	280,009
PNC Financial Services Group, Inc.	1,250,826	268,577
Berkshire Hathaway, Inc., Class B1	497,862	240,477
Block, Inc., Class A1	2,679,961	237,311
Citigroup, Inc.	3,214,520	227,813
Fannie Mae[1]	66,343,412	207,655
Fiserv, Inc.[1]	894,500	197,649
Nu Holdings, Ltd., Class A1	12,901,585	161,657
Intercontinental Exchange, Inc.	971,217	156,327
Tradeweb Markets, Inc., Class A	1,025,594	138,968
MSCI, Inc.	202,358	123,364
T. Rowe Price Group, Inc.	908,955	112,565
Arch Capital Group, Ltd.	1,086,485	109,431
American International Group, Inc.	1,394,158	107,183
Trupanion, Inc.[1,5]	1,979,054	105,503
Federal Home Loan Mortgage Corp.[1,5]	29,542,595	91,582
S&P Global, Inc.	127,615	66,680
Capital One Financial Corp.	221,143	42,462
The Growth Fund of America — Page 5 of 12

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Essent Group, Ltd.	659,800	$38,123
Moelis & Co., Class A	276,000	21,246
		30,342,892
Energy 2.01%
EOG Resources, Inc.	11,515,078	1,534,499
Exxon Mobil Corp.	6,318,903	745,378
Schlumberger NV	16,847,138	740,263
Halliburton Co.	20,179,119	642,907
Cenovus Energy, Inc.	18,706,451	295,001
Cenovus Energy, Inc. (CAD denominated)	16,181,126	256,328
ConocoPhillips	4,115,863	445,913
Cheniere Energy, Inc.	1,800,966	403,434
Canadian Natural Resources, Ltd. (CAD denominated)	11,486,310	389,836
Weatherford International[4]	4,722,380	388,652
Chevron Corp.	1,878,986	304,264
		6,146,475
Materials 1.87%
Linde PLC	2,659,258	1,225,891
Sherwin-Williams Co.	2,867,174	1,139,415
Freeport-McMoRan, Inc.	18,047,376	797,694
Steel Dynamics, Inc.	3,533,506	513,312
Albemarle Corp.[5]	4,000,000	430,800
ATI, Inc.[1]	5,994,109	360,666
Air Products and Chemicals, Inc.	1,077,187	360,136
Sika AG	1,129,612	293,243
Wheaton Precious Metals Corp.	3,750,385	233,762
Celanese Corp.	2,709,868	198,389
Barrick Gold Corp.	7,077,141	123,779
Shin-Etsu Chemical Co., Ltd.	1,125,000	41,890
		5,718,977
Consumer staples 1.86%
Philip Morris International, Inc.	13,216,033	1,758,525
Costco Wholesale Corp.	1,510,143	1,467,678
Target Corp.	2,576,368	340,879
Performance Food Group Co.[1]	3,843,642	339,163
PepsiCo, Inc.	1,896,305	309,951
L’Oréal SA, non-registered shares	423,601	147,301
L’Oréal SA, bonus shares	230,933	80,303
Avenue Supermarts, Ltd.[1]	4,467,763	196,094
Walmart, Inc.	1,848,663	171,001
Procter & Gamble Co.	922,699	165,403
Constellation Brands, Inc., Class A	671,865	161,886
Monster Beverage Corp.[1]	2,782,940	153,424
Dollar Tree Stores, Inc.[1]	1,816,396	129,455
Coca-Cola Co.	1,903,371	121,968
Keurig Dr Pepper, Inc.	3,114,566	101,691
Celsius Holdings, Inc.[1]	1,410,552	40,130
Fever-Tree Drinks PLC	1,541,157	13,685
		5,698,537
The Growth Fund of America — Page 6 of 12

unaudited
Common stocks (continued) Utilities 0.44%	Shares	Value (000)
Constellation Energy Corp.	4,606,339	$1,181,803
PG&E Corp.	8,398,622	181,662
		1,363,465
Real estate 0.41%
CoStar Group, Inc.[1]	5,611,778	456,462
Zillow Group, Inc., Class C, nonvoting shares[1]	5,369,388	454,841
American Tower Corp. REIT	1,399,900	292,579
Crown Castle, Inc. REIT	379,728	40,346
		1,244,228
Total common stocks (cost: $126,364,510,000)		294,104,372
Preferred securities 0.63% Financials 0.48%
Fannie Mae, Series S, 8.25% noncumulative preferred shares[1]	61,840,256	674,059
Fannie Mae, Series T, 8.25% noncumulative preferred shares[1]	6,954,484	70,588
Fannie Mae, Series O, 7.00% noncumulative preferred shares[1]	1,739,366	30,439
Fannie Mae, Series R, 7.625% noncumulative preferred shares[1]	837,675	7,489
Fannie Mae, Series P, (3-month USD-LIBOR + 0.75%) 5.615% noncumulative preferred shares[1,6]	190,000	1,624
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1,5]	65,776,166	695,254
Federal Home Loan Mortgage Corp., Series X, 6.02% noncumulative preferred shares[1]	239,000	2,031
Federal Home Loan Mortgage Corp., Series V, 5.57% noncumulative preferred shares[1]	212,500	1,796
		1,483,280
Information technology 0.11%
Stripe, Inc., Series I, 6.00% noncumulative preferred shares[1,2,3]	7,098,300	195,274
Stripe, Inc., Series BB-1, 6.00% noncumulative preferred shares[1,2,3]	604,130	16,620
Stripe, Inc., Series G, 6.00% noncumulative preferred shares[1,2,3]	396,250	10,901
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,2,3]	376,444	10,356
Stripe, Inc., Series BB, 6.00% noncumulative preferred shares[1,2,3]	214,287	5,895
Chime Financial, Inc., Series G, preferred shares[1,2,3]	1,433,730	37,965
PsiQuantum Corp., Series D, preferred shares[1,2,3]	613,889	26,127
Tipalti Solutions, Ltd., Series F, preferred shares[1,2,3]	3,800,381	20,104
		323,242
Consumer discretionary 0.04%
Waymo, LLC, Series A-2, 8.00% noncumulative preferred shares[1,2,3]	1,164,589	91,072
Waymo, LLC, Series B-2, noncumulative preferred shares[1,2,3]	163,537	12,789
GM Cruise Holdings, LLC, Series F, preferred shares[1,2,3]	5,205,500	19,313
		123,174
Industrials 0.00%
Einride AB, Series C, preferred shares[1,2,3]	375,684	3,437
Total preferred securities (cost: $1,358,384,000)		1,933,133
Rights & warrants 0.06% Information technology 0.06%
Openai Global, LLC, rights[1,2,3]	177,682,110	177,682
Constellation Software, Inc., warrants, expire 3/31/2040[1,2]	180,549	— [7]
Total rights & warrants (cost: $177,682,000)		177,682
The Growth Fund of America — Page 7 of 12

unaudited
Convertible stocks 0.00% Industrials 0.00%	Shares	Value (000)
ABL Space Systems Co., Class A-10, noncumulative convertible preferred shares[2,3,4]	3,616,766	$2,528
ABL Space Systems Co., Class A-9, noncumulative convertible preferred shares[2,3,4]	644,228	450
Total convertible stocks (cost: $45,346,000)		2,978
Convertible bonds & notes 0.01% Information technology 0.01%	Principal amount (000)
Wolfspeed, Inc., convertible notes, 1.875% 12/1/2029	USD40,000	17,480
Total convertible bonds & notes (cost: $21,072,000)		17,480
Short-term securities 3.38% Money market investments 3.37%	Shares
Capital Group Central Cash Fund 4.65%[4,8]	103,243,999	10,325,432
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 4.65%[4,8,9]	331,871	33,191
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.56%[8,9]	5,371,202	5,371
		38,562
Total short-term securities (cost: $10,363,645,000)		10,363,994
Total investment securities 100.08% (cost: $138,330,639,000)		306,599,639
Other assets less liabilities (0.08)%		(236,516)
Net assets 100.00%		$306,363,123
The Growth Fund of America — Page 8 of 12

unaudited
Investments in affiliates4

	Value at 9/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2024 (000)	Dividend or interest income (000)
Common stocks 4.02%
Information technology 0.00%
Wolfspeed, Inc.[1,10]	$69,800	$—	$56,994	$(494,283)	$481,477	$—	$—
Consumer discretionary 2.48%
Royal Caribbean Cruises, Ltd.	3,884,211	—	1,658	822	1,873,222	5,756,597	9,438
Floor & Decor Holdings, Inc., Class A1	480,208	546,929	—	—	41,344	1,068,481	—
Caesars Entertainment, Inc.[1]	465,216	20,031	—	—	9,720	494,967	—
Polaris, Inc.	325,428	—	—	—	(60,165)	265,263	2,537
Mattel, Inc.[1,10]	326,908	—	315,898	78,535	(89,545)	—	—
						7,585,308
Industrials 0.34%
XPO, Inc.[1]	637,967	152,832	—	—	261,771	1,052,570	—
Health care 1.07%
Alnylam Pharmaceuticals, Inc.[1]	2,786,990	205,699	222,484	40,109	(135,793)	2,674,521	—
Exact Sciences Corp.[1]	524,164	60,650	—	—	14,295	599,109	—
						3,273,630
Financials 0.00%
Essent Group, Ltd.[11]	350,172	—	278,416	56,529	(90,162)	—	—
Energy 0.13%
Weatherford International	130,256	297,211	—	—	(38,815)	388,652	1,181
Materials 0.00%
Celanese Corp.[11]	900,781	—	328,487	(173,610)	(200,295)	—	4,828
Consumer staples 0.00%
Fever-Tree Drinks PLC[11]	82,520	—	52,424	(80,721)	64,310	—	332
Total common stocks						12,300,160
Convertible stocks 0.00%
Industrials 0.00%
ABL Space Systems Co., Class A-10, noncumulative convertible preferred shares[2,3]	—	6,180	—	—	(3,652)	2,528	—
ABL Space Systems Co., Class A-9, noncumulative convertible preferred shares[2,3]	—	39,166	—	—	(38,716)	450	—
						2,978
Short-term securities 3.38%
Money market investments 3.37%
Capital Group Central Cash Fund 4.65%[8]	9,837,268	11,431,586	10,941,539	1,147	(3,030)	10,325,432	140,834
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 4.65%[8,9]	180,041		146,850 [12]			33,191	— [13]
Total short-term securities						10,358,623
Total 7.40%				$(571,472)	$2,085,966	$22,661,761	$159,150
The Growth Fund of America — Page 9 of 12

unaudited
Restricted securities3

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Stripe, Inc., Series I, 6.00% noncumulative preferred shares[1,2]	3/15/2023	$142,918	$195,274	.07%
Stripe, Inc., Class B1,2	5/6/2021-8/24/2023	45,738	31,745.01
Stripe, Inc., Series BB-1, 6.00% noncumulative preferred shares[1,2]	8/24/2023	13,012	16,620.01
Stripe, Inc., Series G, 6.00% noncumulative preferred shares[1,2]	9/29/2023	8,909	10,901	.00 [14]
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,2]	3/15/2021	15,105	10,356	.00 [14]
Stripe, Inc., Series BB, 6.00% noncumulative preferred shares[1,2]	8/24/2023	4,615	5,895	.00 [14]
Openai Global, LLC, rights[1,2]	9/30/2024	177,682	177,682.06
Waymo, LLC, Series A-2, 8.00% noncumulative preferred shares[1,2]	5/1/2020	100,000	91,072.03
Waymo, LLC, Series B-2, noncumulative preferred shares[1,2]	6/11/2021	15,000	12,789	.00 [14]
Verily Life Sciences, LLC[1,2]	12/21/2018	83,000	70,327.02
Epic Games, Inc.[1,2]	3/29/2021	74,560	50,549.02
Chime Financial, Inc., Series G, preferred shares[1,2]	8/24/2021	99,027	37,965.01
PsiQuantum Corp., Series D, preferred shares[1,2]	5/28/2021	16,100	26,127.01
Tipalti Solutions, Ltd., Series F, preferred shares[1,2]	12/1/2021	65,065	20,104.01
GM Cruise Holdings, LLC, Series F, preferred shares[1,2]	5/7/2020	95,001	19,313.01
Einride AB, Series C, preferred shares[1,2]	11/23/2022-5/3/2024	12,773	3,437	.00 [14]
Einride AB1,2	2/1/2023	9,092	2,447	.00 [14]
ABL Space Systems Co., Class A-10, noncumulative convertible preferred shares[2,4]	12/14/2023	6,180	2,528	.00 [14]
ABL Space Systems Co., Class A-9, noncumulative convertible preferred shares[2,4]	10/22/2021	39,166	450	.00 [14]
Total		$1,022,943	$785,581	.26%

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $785,581,000, which represented .26% of the net assets of the fund.

[4]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[5]	All or a portion of this security was on loan. The total value of all such securities was $41,287,000, which represented .01% of the net assets of the fund.
[6]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[7]	Amount less than one thousand.
[8]	Rate represents the seven-day yield at 11/30/2024.
[9]	Security purchased with cash collateral from securities on loan.
[10]	Affiliated issuer during the reporting period but no longer held at 11/30/2024.
[11]	Affiliated issuer during the reporting period but no longer an affiliate at 11/30/2024. Refer to the investment portfolio for the security value at 11/30/2024.
[12]	Represents net activity.
[13]	Dividend income is included with securities lending income and is not shown in this table.
[14]	Amount less than .01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
The Growth Fund of America — Page 10 of 12

unaudited
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The Growth Fund of America — Page 11 of 12

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of November 30, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$70,886,440	$5,904,860	$31,745	$76,823,045
Consumer discretionary	48,114,998	1,534,048	—	49,649,046
Communication services	39,548,377	736,215	50,549	40,335,141
Industrials	36,315,798	2,351,510	2,447	38,669,755
Health care	36,551,269	1,491,215	70,327	38,112,811
Financials	29,743,306	599,586	—	30,342,892
Energy	6,146,475	—	—	6,146,475
Materials	5,383,844	335,133	—	5,718,977
Consumer staples	5,261,154	437,383	—	5,698,537
Utilities	1,363,465	—	—	1,363,465
Real estate	1,244,228	—	—	1,244,228
Preferred securities	1,483,280	—	449,853	1,933,133
Rights & warrants	—	—	177,682	177,682
Convertible stocks	—	—	2,978	2,978
Convertible bonds & notes	—	17,480	—	17,480
Short-term securities	10,363,994	—	—	10,363,994
Total	$292,406,628	$13,407,430	$785,581	$306,599,639

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
LIBOR = London Interbank Offered Rate
REIT = Real Estate Investment Trust
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP1-005-0125
The Growth Fund of America — Page 12 of 12